Business Combinations - IHS Kuwait Limited (Details) $ in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) item	Oct. 31, 2021 item	Apr. 30, 2021 item	Sep. 30, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 item
Business Combinations
Gross consideration	$ 2,729			$ 2,729
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW	(819)			(819)
Net cash consideration	1,910			1,910
Identifiable assets acquired and liabilities assumed:
Customer-related assets	1,947			1,947
Network-related assets	671			671
Trade and other payables	(921)			(921)
Total identifiable net assets acquired	2,729			2,729
Total identifiable net assets acquired for purposes of non-controlling interest	2,729			2,729
Non-controlling interest	819			819
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets	$ 1,032			$ 1,032
IHS Kuwait Limited
Business Combinations
Towers to be acquired | item						1,620
Number of Towers Acquired | item	43	126	67	43	193	1,162
Remaining towers yet to acquired | item	222			222
Percentage of business acquired					70.00%
Proportion of ownership interests held by non-controlling interests					30.00%
Gross consideration					$ 12,248
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW					(1,837)
Net cash consideration					10,411
Identifiable assets acquired and liabilities assumed:
Customer-related assets					5,449
Network-related assets					1,877
Trade and other receivables					872
Trade and other payables					(3,852)
Total identifiable net assets acquired					12,248
Shareholder funding provided by the Group and external debt*					(6,124)
Total identifiable net assets acquired for purposes of non-controlling interest					6,124
Non-controlling interest					$ 1,837
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis					100.00%
IHS Kuwait Limited | IHS GCC KW
Business Combinations
Shares in IHS GCC KW transferred in business combination						30.00%
IHS Kuwait Limited | Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Network assets					$ 7,902